Document and Entity Information	Dec. 15, 2023
Prospectus:
Document Type	497
Document Period End Date	Dec. 15, 2023
Entity Registrant Name	abrdn Funds
Entity Central Index Key	0001413594
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 15, 2023
Document Effective Date	Dec. 15, 2023
Prospectus Date	Feb. 28, 2023
abrdn International Sustainable Leaders Fund | Institutional Class
Prospectus:
Trading Symbol	JIEIX
abrdn International Sustainable Leaders Fund | Class A
Prospectus:
Trading Symbol	BJBIX